Summary of Significant Accounting Policies (Details) - Schedule of Estimated Residual Value of the Assets	Dec. 31, 2023
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	1 year
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years
Machinery [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years
Other equipment [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Estimated useful life of assets	5 years